RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
RELATED PARTY TRANSACTIONS
12. RELATED PARTY TRANSACTIONS

NOTE 12 - RELATED PARTY TRANSACTIONS

Accrued Payroll - Related Parties

Included in other accrued expenses on the accompanying consolidated balance sheet is September 30approximately $114,000 and $154,000, owing to a key employee (which includes $50,000 in both fiscal years, from consulting services prior to his employment) as of September 30, 2021 and March 31, 2021. These amounts include both accrued payroll and accrued allowances and expenses. The accrued payroll owing to the President of the Company was paid off in full during July 2021, and was approximately $35,000 as of March 31, 2021.

Bonus Compensation - Related Party

On August 10, 2021, the Board of Directors awarded the President, the Chief Financial Officer and the Chief Technology Officer compensation bonuses of $300,000 each. On May 11, 2021, the Company paid the Chief Financial Officer the bonus of $300,000, with the other bonuses to be distributed within the next twelve months from the award date, and are included in accrued expenses, related parties as of September 30, 2021.

NaturalShrimp Holdings, Inc.

On January 1, 2016 the Company entered into a notes payable agreement with NaturalShrimp Holdings, Inc.(“NSH”), a shareholder. Between January 16, 2016 and March 7, 2016, the Company borrowed $134,750 under this agreement. An additional $601,361 was borrowed under this agreement in the year ended March 31, 2017. The note payable has no set monthly payment or maturity date with a stated interest rate of 2%. During the three months ended September 30, 2021, the Company paid off $655,750 of the note payable. The outstanding balance is approximately $77,000 and $735,000, as of September 30, 2021 and March 31, 2021, respectively. At September 30, 2021 and March 31, 2021, accrued interest payable was approximately $70,000 and $66,000, respectively.

Shareholder Notes

The Company has entered into several working capital notes payable to multiple shareholders of NSH and Bill Williams, a former officer and director, and a shareholder of the Company, for a total of $486,500. The notes are unsecured and bear interest at 8%. These notes had stock issued in lieu of interest and have no set monthly payment or maturity date. The balance of these notes was $356,404 as of both September 30, 2021 and March 31, 2021, and is classified as a current liability on the consolidated balance sheets. As of September 30, 2021 and March 31, 2021, accrued interest payable was approximately $132,000 and $118,000, respectively.

Shareholders

Beginning in 2010, the Company started entering into several working capital notes payable with various shareholders of NSH for a total of $290,000 and bearing interest at 8%. The balance of these notes at September 30, 2021 and March 31, 2021 was $54,647 and is classified as a current liability on the consolidated balance sheets.

NOTE 11 – RELATED PARTY TRANSACTIONS

Accrued Payroll – Related Parties

Included in other accrued expenses on the accompanying consolidated balance sheet is approximately $35,000 and $84,000 owing to the President of the Company as of March 31, 2021 and March 31, 2020, respectively, and approximately $154,000 and $175,000, owing to a key employee (which includes $50,000 in both fiscal years, from consulting services prior to his employment) as of March 31, 2021 and March 31, 2020. These amounts include both accrued payroll and accrued allowances and expenses.

NaturalShrimp Holdings, Inc.

On January 1, 2016 the Company entered into a notes payable agreement with NaturalShrimp Holdings, Inc.(“NSH”), a shareholder. Between January 16, 2016 and March 7, 2016, the Company borrowed $134,750 under this agreement. An additional $601,361 was borrowed under this agreement in the year ended March 31, 2017. The note payable has no set monthly payment or maturity date with a stated interest rate of 2%. As of March 31, 2021 and March 31, 2020 the outstanding balance is approximately $735,000. As of March 31, 2021 and March 31, 2020, accrued interest payable was approximately $66,000 and $51,000, respectively.

Shareholder Notes

The Company has entered into several working capital notes payable to multiple shareholders of NSH and Bill Williams, a former officer and director, and a shareholder of the Company, for a total of $486,500. The notes are unsecured and bear interest at 8%. These notes had stock issued in lieu of interest and have no set monthly payment or maturity date. The balance of these notes was $356,404 as of March 31, 2021 and $426,404 as of March 31, 2020, respectively, and is classified as a current liability on the consolidated balance sheets. As of March 31, 2021 and March 31, 2020, accrued interest payable was approximately $120,000 and $240,000, respectively.

Shareholders

Beginning in 2010, the Company started entering into several working capital notes payable with various shareholders of NSH for a total of $290,000 and bearing interest at 8%. The balance of these notes as of March 31, 2021 and March 31, 2020 was $54,647 and is classified as a current liability on the consolidated balance sheets.